CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₽ in Millions, $ in Millions	Priority Share Issued and Outstanding shares	Ordinary Shares Issued and Outstanding USD ($) shares	Ordinary Shares Issued and Outstanding RUB (₽) shares	Treasury shares at cost USD ($)	Treasury shares at cost RUB (₽)	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB (₽)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB (₽)	Retained Earnings USD ($)	Retained Earnings RUB (₽)	Non-redeemable NCI USD ($)	Non-redeemable NCI RUB (₽)	USD ($)	RUB (₽)
Balance at beginning of period at Dec. 31, 2015			₽ 75		₽ (12,531)		₽ 17,257		₽ 3,099		₽ 62,197				₽ 70,097
Balance (in shares) at Dec. 31, 2015 | shares	1	319,252,171	319,252,171
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							3,422								3,422
Exercise of share options (Note 15)							435								435
Exercise of share options (Note 15) (in shares) | shares		3,364,769	3,364,769
Tax withholding related to exercise of share awards							(24)								(24)
Class B shares conversion			₽ 209				(209)
Reissue of shares for options exercised					4,163		(4,163)
Repurchase of convertible debt							(113)								(113)
Windfall tax benefit							(29)								(29)
Foreign currency translation adjustment									(2,203)						(2,203)
Net income / (loss)											6,798				6,798
Decrease in ownership in subsidiaries							3								3
Change in redemption value of redeemable noncontrolling interests											(1,300)				(1,300)
Balance at end of period at Dec. 31, 2016			₽ 284		(8,368)		16,579		896		67,695				77,086
Balance (in shares) at Dec. 31, 2016 | shares	1	322,616,940	322,616,940
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							4,193								4,193
Exercise of share options (Note 15)							335								335
Exercise of share options (Note 15) (in shares) | shares		3,687,902	3,687,902
Tax withholding related to exercise of share awards							(85)								(85)
Class B shares conversion			₽ (13)				13
Reissue of shares for options exercised					4,554		(4,554)
Repurchase of convertible debt							(12)								(12)
Foreign currency translation adjustment									968						968
Net income / (loss)											8,776				8,776
Change in redemption value of redeemable noncontrolling interests											(8,435)				(8,435)
Balance at end of period at Dec. 31, 2017			₽ 271		(3,814)		16,469		1,864		68,036				82,826
Balance (in shares) at Dec. 31, 2017 | shares	1	326,304,842	326,304,842
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							6,552								6,552
Exercise of share options (Note 15)							110								110
Exercise of share options (Note 15) (in shares) | shares		3,182,860	3,182,860
Tax withholding related to exercise of share awards							(84)								(84)
Repurchases of shares (Note 13)					(10,157)										(10,157)
Repurchases of shares (Note 13) (in shares) | shares		(4,760,679)	(4,760,679)
Class B shares conversion			₽ (8)				8
Reissue of shares for options exercised					3,202		(3,202)
Foreign currency translation adjustment									6,243				₽ 1,809		8,052
Business combination							49,384						22,588		71,972
Settlement of contingent consideration by Class A shares							500								500
Other							(8)		75		(28)				39
Net income / (loss)											47,587		(1,661)		45,926
Change in redemption value of redeemable noncontrolling interests											(2,951)				(2,951)
Balance at end of period at Dec. 31, 2018		$ 3.8	₽ 263	$ (155.0)	₽ (10,769)	$ 1,003.7	₽ 69,729	$ 117.7	₽ 8,182	$ 1,621.5	₽ 112,644	$ 327.3	₽ 22,736	$ 2,919.0	₽ 202,785
Balance (in shares) at Dec. 31, 2018 | shares	1	324,727,023	324,727,023